Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred tax assets	$ 3,878	$ 3,466	$ 2,940
Deferred tax liabilities	281	468	$ 234
Net deferred tax asset	$ 3,597	$ 2,998